SUBSEQUENT EVENTS	12 Months Ended
May 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 27 — SUBSEQUENT EVENTS

The Company has assessed all events from May 31, 2026, through October 15, 2026 which is the date that these consolidated financial statements are available to be issued. There are no material subsequent events that require disclosure in these consolidated financial statements.